Segment reporting - Segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 21,567	€ 24,602	€ 26,009
Cost of sales	(14,812)	(17,426)	(16,864)
Gross profit	€ 6,755	7,176	9,145
Gross profit margin (as a percent)	31.30%
Operating Expense	€ (18,723)
Other operating expenses	(2,799)	(945)	(751)
Other operating income	1,603	2,143	1,297
Operating loss	(13,164)	(12,908)	(9,562)
Finance expense	(2,589)	(1,349)	(1,279)
Finance income	184	318	2,158
Financial result	(2,405)	(1,031)	879
Loss before income tax	(15,569)	(13,939)	(8,683)
Income tax (expense) income	88	(39)	(64)
Net loss	(15,481)	(13,978)	(8,747)
PPE	23,774	27,343
Systems
Segment reporting
Revenues	12,556	13,454	12,248
Cost of sales	(8,115)
Gross profit	€ 4,441	€ 4,284	€ 3,708
Gross profit margin (as a percent)	35.40%	31.80%	30.30%
PPE		€ 13,093	€ 11,804
Sale of used printers	€ 2,328	2,007	1,489
Services
Segment reporting
Revenues	9,011	11,148	13,761
Cost of sales	(6,697)
Gross profit	€ 2,314	€ 2,892	€ 5,437
Gross profit margin (as a percent)	25.70%	25.90%	39.50%
PPE		€ 14,250	€ 15,871
Operating segments
Segment reporting
Revenues	€ 21,567
Operating segments | Systems
Segment reporting
Revenues	13,159
Operating segments | Services
Segment reporting
Revenues	9,011
Intra-segment
Segment reporting
Revenues	(603)
Intra-segment | Systems
Segment reporting
Revenues	€ (603)